Related Party Transactions (Narrative) (Details) (USD $)	0 Months Ended	12 Months Ended					1 Months Ended		12 Months Ended		0 Months Ended	1 Months Ended		0 Months Ended		12 Months Ended			1 Months Ended
	Dec. 28, 2012	Dec. 31, 2013 employee	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Oct. 15, 2011	Jul. 31, 2013 American Depository Shares [Member]	Jul. 31, 2013 Certain Officers And Directors [Member] American Depository Shares [Member]	Dec. 31, 2013 Other Aircraft [Member]	Dec. 31, 2013 GAAM Portfolio [Member] Other Aircraft [Member] item	Nov. 29, 2012 Summit and Onex [Member]	Dec. 31, 2012 Summit and Onex [Member]	Dec. 28, 2012 Summit and Onex [Member]	Dec. 28, 2012 BBAM Limited Partnership [Member]	Aug. 28, 2012 BBAM Limited Partnership [Member]	Dec. 31, 2013 BBAM Limited Partnership [Member]	Dec. 31, 2012 BBAM Limited Partnership [Member]	Dec. 31, 2011 BBAM Limited Partnership [Member]	Aug. 31, 2012 BBAM Limited Partnership [Member] Fly Acquisition Second Fly Period [Member]
Related Party Transaction [Line Items]
Number of Employees		0
Sale of interest in BBAM Limited Partnership														15.00%
Management agreement renewal period		5 years												5 years
Payment to the manager		$ 8,000,000												$ 8,000,000
Percentage of selling price fee paid to BBAM														1.50%
Fees related to disposition of interest in equity investment joint venture	700,000
Receive a base fee per month																150,000
Percentage of rent fee on aggregate amount of aircraft rent due																1.00%
Percentage of actual rent collected									3.50%							1.00%
Base and rent fees incurred																12,100,000	12,600,000	8,500,000
Administrative agency fee from B&B air funding per annum																750,000
Administrative fee from B&B Air Acquisition per annum															240,000
Administrative fee per month per aircraft															1,000
Administrative fee per month from Fly Acquisition II and Fly Period																			10,000
Payment of administrative fees																1,900,000	1,800,000	1,200,000
Percentage of purchase price BBAM receives for aircraft acquired																1.50%
Percentage of sales proceeds BBAM receives for all disposed aircraft		2.00%														1.50%
Number of aircraft acquisition in the GAAM Portfolio										49
Payment to manager a one-time acquisition fee										12,500,000
Fee incurred for aircraft acquired		9,500,000	900,000	1,500,000
Fee incurred for aircraft disposed		2,000,000	1,200,000	2,100,000
Number of shares issued		41,306,338	28,040,305										2,191,060
Period of volume weighted average price											5 days
Issued shares value		41,000	28,000										25,000,000
Discount to the volume weighted average price of the Company's common shares											5.00%
Percentage of commission of issuance and sale of shares														4.00%
Commission of issuance and sale of shares														1,000,000
Management expenses, quarterly payments						2,500,000
Management expenses, incurred		10,500,000	10,300,000	7,200,000
Reimbursable expenses due to the Manager		800,000	500,000
New shares issued, shares							13,142,856	142,857				2,191,060
Share offering price							$ 14.00	$ 14.00					$ 11.41
Proceeds from issuance of shares		172,595,000	23,914,000					2,000,000
Payment of one-time success fee to BBAM	$ 200,000
Summit purchased, shares from Babcock & Brown					1,000,000